Collaboration Revenue (Details Textual)			12 Months Ended
	Feb. 11, 2019	Oct. 24, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			$ 15,753,000	$ 12,998,000
Collaboration Partner – CureVac Entered into Co-Development Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration agreement termination date	Feb. 11, 2019
Percentage of global rights reassumed	100.00%
Percentage share of collaborative arrangement	50.00%
Collaboration Partner – CureVac [Member] | Subsequent Event [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage share of collaborative arrangement	50.00%
Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			15,753,000	12,998,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner Janssen 2015 Agreements [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue				4,900,000
Number of collaboration agreements | Agreement						2
Revenue earned and recognized upon amortization of the upfront payment			2,000
Labor and expense reimbursements revenue				4,400,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner Janssen 2017 Agreements [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			1,200	100
Upfront payment received			7,700,000
Revenue recognition potential milestone revenue recognized			56,500
Upfront fee received			7,700,000
Deferred revenue			6,500,000	7,600,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner Janssen 2017 Agreements [Member] | Minimum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target				1,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner Janssen 2017 Agreements [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target				5,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Ultragenyx [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			6,794,000	5,639,000
Labor and expense reimbursements revenue			2,300,000	3,700,000
Revenue recognition potential milestone revenue recognized			69,500,000
Deferred revenue			$ 2,700,000	5,800,000
Revenue recognition, milestone			Ultragenyx will pay the Company a one-time milestone payment after the first optimized lead designation for the first product with respect of such development target.
Royalty payment term description			Ultragenyx will pay royalties as a percentage of net sales on a product-by-product and country-by-country basis during the applicable royalty term up to and including double digits.
Amortization period expected termination date.			Mar. 31, 2019
Revenue recognized as one time payment				2,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Ultragenyx [Member] | Up-Front Fee [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up-front fee deferred and recognized			$ 10,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Ultragenyx [Member] | Minimum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target						$ 2,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Ultragenyx [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target						$ 5,000,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Takeda [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			1,137,000	1,403,000
Upfront fee received					$ 100,000
Revenue recognition research activities period					18 months
Regularly scheduled research funding payments					$ 3,700,000
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – CureVac [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			4,427,000
Research Collaboration and Exclusive License Agreement [Member] | Foreign Countries [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			5,000,000	1,000,000
mRNA Technology [Member] | Collaboration Partner – CureVac Entered into Co-Development Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			3,300,000
mRNA Technology [Member] | Collaboration Partner – CureVac [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue			4,400,000
Labor and expense reimbursements revenue			3,800,000
Deferred revenue			4,400,000
Upfront license fees			$ 5,000
Development and option agreement date			Jan. 31, 2018
Research and Exclusive License Agreement [Member] | Synthetic Genomics, Inc [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue		$ 2,200,000
Upfront fee received		$ 200,000
Labor reimbursement and sublicense revenue recognized			$ 1,400,000
Research and Exclusive License Agreement [Member] | Synthetic Genomics, Inc [Member] | Minimum [Member] | LUNAR Product [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of all cash payments received		10.00%
Research and Exclusive License Agreement [Member] | Synthetic Genomics, Inc [Member] | Minimum [Member] | Non-LUNAR Product [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of consideration received		5.00%
Research and Exclusive License Agreement [Member] | Synthetic Genomics, Inc [Member] | Maximum [Member] | LUNAR Product [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of all cash payments received		20.00%
Research and Exclusive License Agreement [Member] | Synthetic Genomics, Inc [Member] | Maximum [Member] | Non-LUNAR Product [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of consideration received		10.00%
Research Collaboration and License Agreement [Member] | Providence Therapeutics, Inc [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue related to amortization of upfront payment		$ 600,000	$ 600,000	$ 1,000,000